Reconciliation of Long-term Receivables and the Related Reserves for Doubtful Collection of Long-term Receivables (Parenthetical) (Detail) (Notes Receivable, USD $)
In Millions, unless otherwise specified
	Sep. 30, 2013	Sep. 30, 2012
Notes Receivable
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Interest receivable	$ 29.1	$ 22.9